------------------------------
                                                           OMB APPROVAL
                                                           ------------
                                                    OMB Number: 3235-0578
                                                    Expires: February 28, 2006
                                                    Estimated average burden
                                                    hours per response: 20.0
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number: 811-21417

Registrant Name: NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 1/31/06

Date of Reporting Period: 10/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

  Shares
   (000)                                                               Value*
--------------------------------------------------------------------------------
COMMON STOCK-73.4%
            AEROSPACE/DEFENSE-1.8%
    750     Northrop Grumman Corp.                                $  40,237,500
                                                                  -------------

            AGRICULTURE-3.2%
    300     Altria Group, Inc. (a)                                   22,515,000
    550     Reynolds American, Inc. (a)                              46,750,000
                                                                  -------------
                                                                     69,265,000
                                                                  -------------
            APPAREL-1.4%
    600     VF Corp.                                                 31,350,000
                                                                  -------------

            BANKING-8.6%
  1,800     Bank of America Corp. (a)                                78,732,000
  1,500     Keycorp                                                  48,360,000
    950     Regions Financial Corp. (a)                              30,922,500
    800     Washington Mutual, Inc. (a)                              31,680,000
                                                                  -------------
                                                                    189,694,500
                                                                  -------------
            BUILDING MATERIALS-0.7%
    544     Masco Corp.                                              15,509,700
                                                                  -------------

            CHEMICALS-4.6%
  1,100     Lyondell Petrochemical Co.                               29,480,000
  1,550     The Dow Chemical Co. (a)                                 71,083,000
                                                                  -------------
                                                                    100,563,000
                                                                  -------------
            COMMERCIAL SERVICES-2.6%
  1,706     Deluxe Corp. (a)                                         56,844,315
                                                                  -------------

            COMPUTERS-1.8%
     11     Hewlett-Packard Co.                                         308,440
  2,700     Seagate Technology, Inc. (a)                             39,123,000
                                                                  -------------
                                                                     39,431,440
                                                                  -------------
            DIVERSIFIED FINANCIAL SERVICES-2.1%
    900     JP Morgan Chase & Co. (a)                                32,958,000
     10     MBNA Corp.                                                  255,700
    250     Morgan Stanley                                           13,602,500
                                                                  -------------
                                                                     46,816,200
                                                                  -------------
            ELECTRIC-3.0%
    425     DTE Energy Co.                                           18,360,000
  1,100     Progress Energy, Inc.                                    47,949,000
                                                                  -------------
                                                                     66,309,000
                                                                  -------------
            ENERGY-3.5%
  1,950     KeySpan Corp. (a)                                        67,411,500
    200     Sempra Energy                                             8,860,000
                                                                  -------------
                                                                     76,271,500
                                                                  -------------
            FOOD-2.1%
  2,000     ConAgra Foods, Inc.                                      46,540,000
                                                                  -------------
            FOOD & BEVERAGE-1.9%
  1,000     Anheuser-Busch Cos., Inc. (a)                            41,260,000
                                                                  -------------

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares
   (000)                                                               Value*
--------------------------------------------------------------------------------
            HAND/MACHINE TOOLS-0.9%
    400     The Stanley Works                                     $  19,172,000
                                                                  -------------

            HOME FURNISHINGS-1.1%
    300     Whirlpool Corp.                                          23,550,000
                                                                  -------------

            HOUSEHOLD PRODUCTS-1.6%
    600     Kimberly-Clark Corp.                                     34,104,000
                                                                  -------------

            INSURANCE-2.5%
    700     Jefferson-Pilot Corp.                                    38,416,000
    250     Lincoln National Corp. (a)                               12,652,500
    100     St. Paul Travelers Cos., Inc.                             4,503,000
                                                                  -------------
                                                                     55,571,500
                                                                  -------------
            METALS & MINING-1.1%
    500     Freeport-McMoRan Copper & Gold, Inc.                     24,710,000
                                                                  -------------

            OIL & GAS-11.5%
    600     Chevron Corp. (a)                                        34,242,000
    500     ConocoPhillips (a)                                       32,690,000
    550     Marathon Oil Corp.                                       33,088,000
    550     Occidental Petroleum Corp.                               43,384,000
  1,000     PetroChina Co. Ltd. ADR (a)                              76,730,000
    500     Petroleo Brasileiro S.A. ADR                             31,950,000
                                                                  -------------
                                                                    252,084,000
                                                                  -------------
            PHARMACEUTICALS-7.9%
    250     GlaxoSmithKline PLC ADR                                  12,997,500
  3,200     Merck & Co., Inc. (a)                                    90,304,000
  3,200     Pfizer, Inc. (a)                                         69,568,000
                                                                  -------------
                                                                    172,869,500
                                                                  -------------
            REAL ESTATE-2.3%
  1,500     Duke Realty Corp.-REIT                                   51,150,000
                                                                  -------------

            RETAIL-1.4%
  1,500     Limited Brands, Inc. (a)                                 30,015,000
                                                                  -------------

            TELECOMMUNICATIONS-5.8%
     10     Alltel Corp.                                                618,600
  2,000     AT&T Corp. (a)                                           39,560,000
  2,750     Verizon Communications, Inc. (a)                         86,652,500
                                                                  -------------
                                                                    126,831,100
                                                                  -------------

            Total Common Stock (cost-$1,699,683,070)              1,610,149,255
                                                                  -------------

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES-14.6%
--------------------------------------------------------------------------------
Principal
 Amount                                              Credit Rating
  (000)                                              (Moody's/S&P)
---------                                            -------------
            AEROSPACE/DEFENSE-0.4%
$ 6,500     GenCorp, Inc., 4.00%. 1/16/24                Caa2/B       8,498,750
                                                                  -------------

            AIRLINES-0.5%
 12,900     Continental Airlines, Inc., 4.50%, 2/1/07  Caa2/CCC+     11,126,250
                                                                  -------------

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------
Principal
 Amount                                              Credit Rating
  (000)                                              (Moody's/S&P)    Value*
--------------------------------------------------------------------------------
            AUTO PARTS & EQUIPMENT-0.5%
$ 7,075     The Goodyear Tire & Rubber Co., 4.00%,
              6/15/34 (b)(c)                             B3/B-     $ 10,232,219
                                                                  -------------

            CHEMICALS-0.3%
  3,000     Millennium Chemicals, Inc., 4.00%,
              11/15/23                                   B1/BB-       6,206,250
                                                                  -------------

            COMMERCIAL SERVICES-0.9%
 10,500     Quebecor World USA, Inc., 6.00%, 10/1/07     Ba3/B+      10,578,750
  7,500     Vertrue, Inc., 5.50%, 10/1/10                NR/B-        8,465,625
                                                                  -------------
                                                                     19,044,375
                                                                  -------------
            COMPUTERS-0.5%
 10,100     Maxtor Corp., 6.80%, 4/30/10                 B2/NR        9,834,875
                                                                  -------------

            DIVERSIFIED FINANCIAL SERVICES-0.5%
 11,000     E*Trade Financial Corp., 6.00%, 2/1/07       NR/B-       11,178,750
                                                                  -------------

            ELECTRIC-0.4%
  3,500     PG&E Corp., 9.50%, 6/30/10                   NR/NR        9,537,500
                                                                  -------------

            ELECTRICAL COMPONENTS & EQUIPMENT-0.3%
  5,750     Artesyn Technologies, Inc., 5.50%, 8/15/10   NR/NR        7,216,250
                                                                  -------------

            HOUSEHOLD PRODUCTS-0.4%
  4,900     American Greetings Corp., 7.00%, 07/15/06   Ba2/BB+       9,058,875
                                                                  -------------

            LODGING-0.4%
  7,250     Hilton Hotels Corp., 3.375%, 4/15/23       Baa3/BBB-      7,757,500
                                                                  -------------

            MEDIA-0.5%
 11,000     EchoStar Communications Corp., 5.75%,
              5/15/08 GDR                                 B2/B       10,821,250
                                                                  -------------

            METALS & MINING-0.7%
  8,475     Freeport-McMoRan Copper & Gold, Inc.,
              7.00%, 2/11/11                             NR/B+       14,354,531
                                                                  -------------

            MISCELLANEOUS MANUFACTURING-0.3%
  5,535     Tyco International Group S.A., 3.125%,
              1/15/23                                  Baa3/BBB+      7,105,556
                                                                  -------------

            OIL & GAS-0.5%
  9,675     Devon Energy Corp., 4.95%, 8/15/08          Baa2/BBB     11,210,906
                                                                  -------------

            PHARMACEUTICALS-0.9%
  6,000     Ligand Pharmaceuticals, Inc., 6.00%,
              11/16/07                                   NR/NR        8,482,500
 12,000     Sepracor, Inc., 5.00%, 2/15/07              NR/CCC+      11,985,000
                                                                  -------------
                                                                     20,467,500
                                                                  -------------
            PRINTING & PUBLISHING-0.2%
  5,000     Bowne & Co., Inc., 5.00%, 10/1/33            B2/B-        5,384,500
                                                                  -------------

            REAL ESTATE-0.1%
    500     Affordable Residential Communities-
              REIT, 7.50%, 8/15/25 (b)(c)                 NR/NR         502,500
  2,300     Capital Automotive-REIT, 6.00%, 5/15/24       NR/NR       2,515,625
                                                                  -------------
                                                                      3,018,125
                                                                  -------------

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------
Principal
 Amount                                              Credit Rating
  (000)                                              (Moody's/S&P)    Value*
--------------------------------------------------------------------------------
            RETAIL-0.9%
$ 5,650     Guitar Center, Inc., 4.00%, 7/15/13          B1/BB-     $ 8,764,563
 11,800     Sonic Automotive, Inc., 5.25%, 5/7/09         B3/B       11,637,750
                                                                  -------------
                                                                     20,402,313
                                                                  -------------
            SEMI-CONDUCTORS-1.1%
 10,500     Advanced Micro Devices, Inc., 4.75%,
              2/1/22 GDR (d)                             B3/B-       11,550,000
 11,850     Amkor Technology, Inc., 5.75%, 6/1/06 GDR   Caa3/CCC     11,464,875
                                                                  -------------
                                                                     23,014,875
                                                                  -------------
            TELECOMMUNICATIONS-3.4%
 11,000     American Tower Corp., 5.00%, 2/15/10         B1/BB-      11,000,000
 10,500     CenturyTel, Inc., 4.75%, 8/1/32            Baa2/BBB+     10,906,875
  6,750     Harris Corp., 3.50%, 8/15/22 GDR            Baa2/BBB     12,487,500
  8,600     Lucent Technologies, Inc., 8.00%, 8/1/31    B3/CCC+       8,890,250
 11,000     Nextel Communications, Inc., 5.25%,
              1/15/10                                   Baa2/A-      11,151,250
  3,225     NII Holdings, Inc., 3.50%, 9/15/33           NR/NR       10,207,125
 11,500     Nortel Networks Corp., 4.25%, 9/1/08 GDR     NR/B-       10,795,625
                                                                  -------------
                                                                     75,438,625
                                                                  -------------
            TRANSPORTATION-0.4%
  6,450     Yellow Roadway Corp., 5.00%, 8/8/23         Ba1/BBB-      9,626,625
                                                                  -------------

            TRUCKING & LEASING-0.5%
  9,450     GATX Corp., 7.50%, 2/1/07 GDR              Baa3/BBB-     11,375,438
                                                                  -------------

            Total Convertible Bonds & Notes
            (cost-$327,024,620)                                     321,911,838
                                                                  -------------

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK-10.0%
--------------------------------------------------------------------------------
  Shares
   (000)
----------
            ADVERTISING-0.2%
      4     Interpublic Group of Cos., Inc., 5.25%,
              12/31/49 (b)(c)                            NR/NR        3,465,000
                                                                  -------------

            AUTOMOTIVE-0.7%
    191     Ford Motor Co. Capital Trust II, 6.50%,
              1/15/32                                    Ba2/B+       6,090,990
    460     General Motors Corp., 6.25%, 7/15/33,
              Ser. C                                     B1/BB-       8,441,000
                                                                  -------------
                                                                     14,531,990
                                                                  -------------
            BANKING-0.5%
    210     Washington Mutual Capital Trust I,
              5.375%, 5/3/41                            Baa1/BBB     10,809,750
                                                                  -------------

            CHEMICALS-0.3%
    150     Huntsman Corp., 5.00%, 2/16/08               NR/NR        6,617,205
                                                                  -------------

            COMMERCIAL SERVICES-0.4%
    205     United Rentals Trust I, 6.50%, 8/1/28        Caa2/B       8,328,125
                                                                  -------------

            ELECTRIC-1.5%
    217     AES Trust III, 6.75%, 10/15/29              B3/CCC+      10,065,620
    183     FPL Group, Inc., 8.00%, 2/16/06              NR/A-       11,851,080
    153     Public Service Enterprise Group, Inc.,
              10.25%, 11/16/05                         Baa3/BBB-     12,174,210
                                                                  -------------
                                                                     34,090,910
                                                                  -------------
            FOOD-0.5%
    483     Albertson's, Inc., 7.25%, 5/16/07          Baa3/BBB-     11,695,860
                                                                  -------------

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited) (continued)
--------------------------------------------------------------------------------

 Shares                                              Credit Rating
  (000)                                              (Moody's/S&P)     Value*
--------------------------------------------------------------------------------
            INSURANCE-2.3%
    300     Genworth Financial, Inc., 6.00%, 5/16/07      A2/A    $  10,509,000
    337     Metlife Capital Trust I, 6.375%, 8/15/08    NR/BBB+       9,214,215
    360     Platinum Underwriters Holdings Ltd.,
              7.00%, 11/16/05                            NR/BBB       9,632,675
    450     PMI Group, Inc., 5.875%, 11/15/06             A1/A       10,917,000
    495     XL Capital Ltd., 6.50%, 5/15/07               A2/A       10,637,550
                                                                  -------------
                                                                     50,910,440
                                                                  -------------
            IRON/STEEL-0.4%
     71     U.S. Steel Corp., 7.00%, 6/15/06, Ser. B      NR/B        8,310,187
                                                                  -------------

            OFFICE/BUSINESS EQUIPMENT-0.5%
     95     Xerox Corp., 6.25%, 7/1/06                   B1/B-       11,013,930
                                                                  -------------

            OIL & GAS-1.6%
    113     Amerada Hess Corp., 7.00%, 12/1/06           Ba3/BB      12,073,248
     69     Chesapeake Energy Corp., 5.00%, 12/31/49      B2/B       13,693,875
    259     Oneok, Inc., 8.50%, 2/16/06                 Baa2/BBB      8,938,930
                                                                  -------------
                                                                     34,706,053
                                                                  -------------
            PHARMACEUTICALS-0.5%
    205     Schering-Plough Corp., 6.00%, 9/14/07       Baa3/BBB     10,828,688
                                                                  -------------

            PUBLIC RELATIONS-0.5%
    110     Williams Cos., Inc., 5.50%, 6/1/33           NR/B-       11,577,500
                                                                  -------------

            TELECOMMUNICATIONS-0.1%
     50     Crown Castle International Corp.,
              6.25%, 8/15/12                             NR/NR        2,575,000
                                                                  -------------

            Total  Convertible Preferred Stock
            (cost-$227,655,697)                                     219,460,638
                                                                  -------------

 Principal
  Amount
   (000)
----------
            TIME DEPOSITS-1.7%
$ 10,729    BNP Paribas, 3.48%, due 11/1/2005                        10,728,773
   2,851    Citibank, 3.48%, due 11/1/2005                            2,851,453
  24,067    Rabobank, 3.48%, due 11/1/2005                           24,066,535
                                                                  -------------

            Total Time Deposits (cost-$37,646,761)                   37,646,761
                                                                  -------------

            TOTAL INVESTMENTS, BEFORE CALL OPTIONS WRITTEN
            (cost-$2,292,010,148)-99.7%                           2,189,168,492
                                                                  -------------

--------------------------------------------------------------------------------
CALL OPTIONS WRITTEN (e)-(0.9)%
--------------------------------------------------------------------------------
 Contracts
----------
            American Stock Exchange Morgan Stanley Cyclical Index,
     300       strike price $710, expires 1/21/06                      (798,000)
     200       strike price $720, expires 12/17/05                     (278,000)
     300       strike price $720, expires 1/21/06                      (624,000)
     300       strike price $730, expires 1/21/06                      (477,000)
     200       strike price $730, expires 11/19/05                      (62,000)
     100       strike price $730, expires 12/17/05                      (97,000)

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

 Contracts                                                              Value*
================================================================================
    300         strike price $740, expires 12/17/05                  $ (180,000)
    300         strike price $745, expires 11/3/05                       (1,323)
    450         strike price $750, expires 11/19/05                     (18,000)
     50         strike price $760, expires 11/19/05                      (2,000)
             American Stock Exchange Oil Index,
    600         strike price $1020, expires 12/17/05                 (1,596,000)
    100         strike price $1030, expires 12/17/05                   (227,000)
    100         strike price $1030, expires 1/21/06                    (337,000)
    200         strike price $1040, expires 12/17/05                   (394,000)
    300         strike price $1060, expires 12/17/05                   (432,000)
    100         strike price $1060, expires 1/21/06                    (238,000)
    100         strike price $1090, expires 11/19/05                    (16,500)
    100         strike price $1100, expires 11/19/05                    (12,000)
    200         strike price $1120, expires 11/19/05                    (20,000)
    100         strike price $1120, expires 12/17/05                    (47,000)
    200         strike price $1140, expires 12/17/05                    (58,000)
             American Stock Exchange Pharmaceutical Index,
    700         strike price $310, expires 12/17/05                    (413,000)
    500         strike price $315, expires 1/21/05                     (305,000)
    300         strike price $320, expires 12/17/05                     (63,000)
    500         strike price $325, expires 12/17/05                     (67,500)
    500         strike price $330, expires 12/17/05                     (35,000)
             Financial Basket Index,
  5,000         strike price $100.70, expires 11/25/05               (1,285,000)
  5,000         strike price $100.75, expires 11/04/05               (1,865,000)
             Health Basket Index,
  5,000         strike price $100, expires 11/04/05                     (90,000)
             Ishares DJ U.S. Real Estate Index,
  2,000         strike price $63, expires 12/17/05                     (300,000)
  2,000         strike price $64, expires 12/17/05                     (210,000)
             Nasdaq 100 Stock Index,
     60         strike price $1625, expires 11/19/05                    (23,700)
     50         strike price $1625, expires 12/17/05                    (71,750)
     40         strike price $1650, expires 11/19/05                     (6,200)
             Philadelphia Stock Exchange KBW Bank Sector Index,
  6,500         strike price $97.50, expires 12/17/05                (2,112,500)
  8,000         strike price $100, expires 11/19/05                    (720,000)
  2,000         strike price $100.50, expires 11/03/05                  (20,000)
             Philadelphia Stock Exchange Utility Index,
    200         strike price $425, expires 1/21/06                     (286,000)
  1,050         strike price $430, expires 1/21/06                   (1,260,000)
    350         strike price $435, expires 1/21/06                     (346,500)
    300         strike price $445, expires 12/17/05                    (105,000)
    500         strike price $450, expires 11/19/05                     (17,500)
    500         strike price $460, expires 11/19/05                     (12,500)
             Standard & Poors 500 Index,
    200         strike price $1200, expires 1/21/06                    (734,000)
    200         strike price $1205, expires 1/21/06                    (672,000)
    300         strike price $1210, expires 12/17/05                   (651,000)
    200         strike price $1210, expires 1/21/06                    (612,000)
    300         strike price $1220, expires 1/21/06                    (663,000)

NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------


Contracts                                                               Value*
--------------------------------------------------------------------------------
    300         strike price $1225, expires 11/3/05              $      (17,934)
    300         strike price $1230, expires 12/2/05                    (243,273)
    500         strike price $1230, expires 12/17/05                   (595,000)
    200         strike price $1235, expires 11/19/05                    (60,000)
    400         strike price $1235, expires 12/17/05                   (396,000)
    300         strike price $1245, expires 11/19/05                    (42,000)
    200         strike price $1255, expires 11/19/05                    (12,000)
             Telecommunication Basket Index,
  5,000         strike price $100.60, expires 11/04/05                  (95,000)
  5,000         strike price $100.75, expires 11/25/05                 (355,000)
                                                                 --------------

             Total Call Options Written
               (premiums received-$25,100,328)                      (20,678,180)
                                                                 --------------

             TOTAL INVESTMENTS, NET OF CALL OPTIONS WRITTEN
               (cost-$2,266,909,820)-98.8%                         2,168,490,312

             Other assets less liabilities-1.2%                      25,397,941
                                                                 --------------
             NET ASSETS-100.0%                                   $2,193,888,253
                                                                 ==============


----------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:
---------------------------------

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily by an independent pricing service, dealer quotations (such in the case for the Fund's investments in over-the-counter written call options), or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a) All or a portion of security is pledged as collateral for call options written.

(b) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Private placement. Restricted as to resale and may not have a readily available market.

(d) Variable rate security. Interest rate disclosed reflects the rate in effect on October 31, 2005.

(e)  Non-income producing.

GLOSSARY:
---------
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
REIT-Real Estate Investment Trust
NR-Not Rated

ITEM 2. CONTROLS AND PROCEDURES

a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

      (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 19, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 19, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 19, 2005